Income Taxes (Tables)	12 Months Ended
Jan. 31, 2022
Major components of tax expense (income) [abstract]
Disclosure of reconciliation of provision for income taxes [Table Text Block]
	January 31, 2022	January 31, 2021
Loss for the period	$(1,882,178)	$(1,584,533)
Tax rate	27%	27%
Expected income tax recoverable at statutory rate	(508,000)	(428,000)
Change due to acquisition, tax rates, and other	-	(32,131)
Non-deductible items	54,000	166,000
Share issuance costs	(1,000)	(26,000)
Expired non-capital losses	-	350,282
Change in unrecognized deductible temporary differences	455,000	(30,151)
Total income tax recovery	$-	$-

Disclosure of deferred taxes [Table Text Block]
	January 31, 2022	January 31, 2021
Non-capital losses available for future period	$1,821,000	$1,381,000
Share issuance costs	13,000	19,000
Property equipment and intangible assets	22,000	1,000
Total deferred tax assets	1,856,000	1,401,000
Less: Unrecognized deferred tax assets	(1,856,000)	(1,401,000)
Net deferred tax assets	$-	$-

Disclosure of unrecognized temporary differences and tax losses [Table Text Block]
	January 31, 2022	Expiry Date	January 31, 2021
Non-capital losses	$6,745,000	2027 - 2042	5,116,666
Share issuance costs	$47,000	2042 - 2046	69,003
Property equipment and intangible assets	$84,000	No expiry	5,180